Insurance Contracts - Summary of Movements in Liabilities of Short-Term Insurance Contracts (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Beginning balance, Gross	¥ 13,674
Ending balance, Gross	14,665	¥ 13,674
Ending balance, Gross	13,674	13,674
Gross [member]
Disclosure of types of insurance contracts [line items]
Beginning balance, Notified claims	2,672	2,085
Beginning balance, Incurred but not reported	11,106	9,453
Beginning balance, Gross	13,778	11,538
Cash paid for claims settled - Cash paid for current year claims	(27,165)	(21,404)
Cash paid for claims settled - Cash paid for prior year claims	(12,876)	(10,460)
Claims incurred - Claims arising in current year	40,601	33,926
Claims incurred - Claims arising in prior years	467	178
Ending balance, Gross	14,805	13,778
Ending balance, Notified claims	2,536	2,672
Ending balance, Incurred but not reported	12,269	11,106
Ending balance, Gross	¥ 13,778	¥ 11,538